CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents		$ 144,411	$ 97,540
Marketable securities (amortized cost of $375,829 and $384,320, as of December 31, 2023 and 2022, respectively)		373,647	374,589
Short-term bank deposits		223,547	75,254
Accounts receivable, net of allowance for credit losses of $1,538 and $836, as of December 31, 2023 and 2022, respectively		42,362	26,997
Prepaid expense and other receivables		16,268	15,094
Inventories		45,095	39,897
TOTAL CURRENT ASSETS		845,330	629,371
NON-CURRENT ASSETS:
Accounts receivable net of allowance for credit losses of $716 and $482 as of December 31, 2023 and 2022, respectively		3,670	3,973
Deferred income tax assets		1,506	3,094
Operating lease right-of-use assets		9,698	5,073
Property and equipment, net		2,382	2,298
Other investments		700	600
TOTAL NON-CURRENT ASSETS		17,956	15,038
TOTAL ASSETS		863,286	644,409
CURRENT LIABILITIES:
Accounts payable		13,966	16,242
Contract liabilities		10,923	13,798
Other liabilities		39,247	51,980
TOTAL CURRENT LIABILITIES		64,136	82,020
NON-CURRENT LIABILITIES:
Contract liabilities	[1]	3,766	3,959
Other liabilities		1,399	303
Operating lease liabilities		6,613	3,509
TOTAL NON-CURRENT LIABILITIES		11,778	7,771
TOTAL LIABILITIES		75,914	89,791
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary shares, NIS 0.01 par value, authorized 100,000,000 shares at December 31, 2023 and 2022 Issued 85,957,465 and 84,519,994 shares at December 31, 2023 and 2022, respectively Outstanding 83,982,462 and 82,544,991 shares at December 31, 2023 and 2022, respectively		245	241
Additional paid-in capital		177,820	148,803
Retained earnings		693,426	495,507
Accumulated other comprehensive loss		(1,679)	(7,493)
Less treasury shares, at cost: 1,975,003 and 1,975,003 ordinary shares at December 31, 2023 and 2022, respectively		(82,440)	(82,440)
TOTAL SHAREHOLDERS’ EQUITY		787,372	554,618
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 863,286	$ 644,409

[1]	As of December 31, 2022, noncurrent deferred revenue is estimated to be recognized as following: 83% in year 2024 and the rest in year 2025-2026.